[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
             Robert H. Graham,  arrived, the U.S. economy began to slow. In
              Chairman of the   early fall, rising oil prices, unrest in the
             Board of The Fund  Middle East and unease about corporate earnings
               APPEARS HERE]    shortfalls combined to produce a steep market
                                decline, following the considerable volatility
LETTER                          that had whipsawed investors just months
TO OUR           earlier. Uncertainty about the outcome of the presidential
SHAREHOLDERS     election also roiled markets, and the December resolution of the election controversy failed to produce a sustained rally.
                 By then, the Federal Reserve Board (the Fed) indicated that it might consider cutting interest rates in the wake of indications of slower economic growth. But the Fed's bias shift was insufficient to counteract investors' concerns, and most key market indexes recorded losses for calendar year 2000. Then in January 2001, the Fed cut short-term interest rates a full percentage point, leaving the federal funds rate (the rate banks charge one another for overnight loans) at 5.5%. While markets immediately rallied, the excitement gave way to further trepidation about the slowing economy and uncertain corporate earnings.

                 YOUR INVESTMENT PORTFOLIO

                 As of February 28, 2001, the portfolio's Private Investment Class performed competitively with its comparative indexes, as shown in the table. Through a combination of short-term cash-management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor not waived fees and expenses during the reporting period, returns would have been lower.) The weighted average maturity (WAM) remained in the 30- to 41-day range; at the close of the period, the WAM was 41 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Private Investment Class stood at $1.14 billion at the close of the reporting period.


                 YIELDS AS OF 2/28/01

                                                   Average        Seven-Day
                                                Monthly Yield       Yield
                 Liquid Assets Portfolio             5.38%          5.33%
                 Private Investment Class

                 IBC Money Fund Averages(TM)         5.45%          5.36%
                 First-Tier Institutions Only

                 IBC Money Fund Averages(TM)         5.32%          5.25%
                 Total Institutions Only

                  The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.
                  The Liquid Assets Portfolio invests solely in securities rated
                 "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase-agreement

                                                                     (continued)
                        securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                        IN CONCLUSION

                        The U.S. economy grew at an annual rate of just 1.0% during the last quarter of 2000, its weakest performance in more than five years, accentuating how dramatically the economy has slowed. Fed Chairman Alan Greenspan has not ruled out the possibility of a more extended downturn if consumers become so disconcerted that they stop spending. However, reasons for optimism remain. Inflation continues to be low, and the Fed has indicated that it will move aggressively to keep the economy out of recession.
                         We are pleased to send you this report on your
                        investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we may help.

                        Respectfully submitted,

                        /s/ ROBERT H. GRAHAM
                        Robert H. Graham
                        Chairman

SCHEDULE OF INVESTMENTS
February 28, 2001
(Unaudited)

                                                   PAR
                                      MATURITY  (000)(a)       VALUE
COMMERCIAL PAPER - 44.47%(b)

BASIC INDUSTRIES - 1.09%

CHEMICALS (SPECIALTY) - 0.96%

Henkel Corp.
 5.01%                                06/04/01 $  21,000 $    20,722,362
------------------------------------------------------------------------
 5.15%                                06/11/01   131,000     129,088,492
------------------------------------------------------------------------
 5.08%                                07/06/01   132,000     129,634,413
------------------------------------------------------------------------
 5.02%                                08/03/01    50,000      48,919,306
========================================================================
                                                             328,364,573
========================================================================

RAILROADS - 0.13%

TFM SA de CV (Mexico)
 6.50%                                03/05/01    45,000      44,967,500
========================================================================
Total Basic Industries                                       373,332,073
========================================================================

CONSUMER CYCLICALS - 0.29%

PUBLISHING - 0.20%

McGraw-Hill Inc.
 6.14%                                05/18/01    25,000      24,667,417
------------------------------------------------------------------------
 6.14%                                05/22/01    25,000      24,650,361
------------------------------------------------------------------------
 6.14%                                05/24/01    20,000      19,713,467
========================================================================
                                                              69,031,245
========================================================================

PUBLISHING (NEWSPAPERS) - 0.09%

Scripps E.W. Co.
 4.90%                                05/31/01    30,000      29,628,417
========================================================================
Total Consumer Cyclicals                                      98,659,662
========================================================================

FINANCIAL - 43.09%

ASSET BACKED SECURITIES - COMMERCIAL
 LOANS/LEASES - 4.02%

Atlantis One Funding Corp.
 5.60%                                03/16/01   112,489     112,226,526
------------------------------------------------------------------------
 5.26%                                05/03/01   285,326     282,699,574
------------------------------------------------------------------------
 5.19%                                05/11/01    30,080      29,772,106
------------------------------------------------------------------------
 5.20%                                05/25/01   150,000     148,158,333
------------------------------------------------------------------------
 5.16%                                06/18/01   133,527     131,440,863
------------------------------------------------------------------------
 4.85%                                06/25/01    50,000      49,218,611
------------------------------------------------------------------------
 4.96%                                06/25/01   155,000     152,522,756
------------------------------------------------------------------------
Centric Capital Corp.
 5.34%                                06/11/01   105,000     103,411,350
------------------------------------------------------------------------
 5.23%                                07/11/01    48,000      47,079,520
------------------------------------------------------------------------
 5.24%                                07/23/01    45,200      44,252,608
------------------------------------------------------------------------

                                                       PAR
                                          MATURITY  (000)(a)       VALUE
ASSET BACKED SECURITIES - COMMERCIAL
 LOANS/LEASES - (CONTINUED)

Fleet Funding Corp.
 5.65%                                    03/02/01 $  33,944 $    33,938,673
----------------------------------------------------------------------------
Fountain Square Commercial Funding
 5.04%                                    07/10/01   165,000     161,973,900
----------------------------------------------------------------------------
Stellar Funding Group, Inc.
 5.46%                                    04/23/01    12,641      12,539,387
----------------------------------------------------------------------------
 5.26%                                    05/24/01    30,000      29,631,800
----------------------------------------------------------------------------
Sweetwater Capital Corp.
 5.45%                                    04/23/01    14,864      14,744,737
----------------------------------------------------------------------------
 5.16%                                    07/25/01    24,917      24,395,570
============================================================================
                                                               1,378,006,314
============================================================================

ASSET BACKED SECURITIES - CONSUMER
 RECEIVABLES - 0.25%

Thunder Bay Funding Inc.
 5.51%                                    04/12/01    85,560      85,009,992
============================================================================

ASSET BACKED SECURITIES - FULLY BACKED -
  8.87%

Aquinas Funding LLC
 5.55%                                    03/01/01   450,000     450,000,000
----------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
 5.57%                                    03/22/01   110,753     110,393,145
----------------------------------------------------------------------------
Enterprise Funding Corp.
 5.32%                                    06/28/01    17,272      16,968,262
----------------------------------------------------------------------------
Forrestal Funding Master Trust
 6.50%                                    03/12/01   102,214     102,010,992
----------------------------------------------------------------------------
 6.51%                                    03/12/01   127,910     127,655,566
----------------------------------------------------------------------------
 6.52%                                    03/13/01   107,834     107,599,820
----------------------------------------------------------------------------
 5.52%                                    04/03/01    42,450      42,235,203
----------------------------------------------------------------------------
 5.53%                                    04/11/01    50,000      49,685,097
----------------------------------------------------------------------------
 5.44%                                    04/16/01    60,756      60,333,678
----------------------------------------------------------------------------
 5.47%                                    04/24/01    48,000      47,606,160
----------------------------------------------------------------------------
 5.26%                                    05/04/01   186,312     184,569,776
----------------------------------------------------------------------------
 5.39%                                    05/04/01    32,300      31,990,494
----------------------------------------------------------------------------
 5.28%                                    05/07/01    72,786      72,070,756
----------------------------------------------------------------------------
 5.00%                                    05/24/01   101,208     100,027,240
----------------------------------------------------------------------------
 5.20%                                    06/08/01   127,095     125,277,542
----------------------------------------------------------------------------
 6.05%                                    06/08/01    50,000      49,168,125
----------------------------------------------------------------------------

                                                       PAR
                                           MATURITY (000)(a)       VALUE
ASSET BACKED SECURITIES - FULLY BACKED -
  (CONTINUED)

Intrepid Funding Master Trust
 6.51%                                     03/02/01 $  89,788 $    89,771,763
-----------------------------------------------------------------------------
 6.38%                                     04/26/01   102,546     101,528,288
-----------------------------------------------------------------------------
 5.41%                                     04/27/01    50,734      50,299,421
-----------------------------------------------------------------------------
 5.19%                                     05/14/01    75,488      74,682,669
-----------------------------------------------------------------------------
 5.09%                                     05/22/01    69,079      68,278,106
-----------------------------------------------------------------------------
Kitty Hawk Funding Corp.
 5.40%                                     05/18/01   121,008     119,592,207
-----------------------------------------------------------------------------
Newport Funding Corp.
 5.47%                                     04/10/01    60,551      60,183,321
-----------------------------------------------------------------------------
Variable Funding Capital Corp.
 5.55%                                     03/23/01    50,000      49,830,417
-----------------------------------------------------------------------------
 5.45%                                     04/05/01   100,000      99,470,139
-----------------------------------------------------------------------------
 5.45%                                     04/06/01   100,000      99,455,000
-----------------------------------------------------------------------------
 5.50%                                     04/12/01   100,000      99,358,333
-----------------------------------------------------------------------------
 5.43%                                     04/20/01    50,000      49,622,917
-----------------------------------------------------------------------------
 5.42%                                     04/25/01   100,000      99,171,944
-----------------------------------------------------------------------------
 5.42%                                     04/27/01   100,000      99,141,833
-----------------------------------------------------------------------------
 5.53%(c)                                  07/05/01   200,000     200,000,000
=============================================================================
                                                                3,037,978,214
=============================================================================

ASSET BACKED SECURITIES - MULTI-PURPOSE - 5.01%

Amsterdam Funding Corp.
 5.23%                                     04/03/01    25,000      24,880,146
-----------------------------------------------------------------------------
Charta Corp.
 5.60%                                     03/09/01    50,000      49,937,778
-----------------------------------------------------------------------------
 5.63%                                     03/12/01   100,000      99,827,972
-----------------------------------------------------------------------------
 5.58%                                     03/16/01    75,000      74,825,625
-----------------------------------------------------------------------------
 5.55%                                     03/21/01    75,000      74,768,750
-----------------------------------------------------------------------------
 5.55%                                     03/22/01    50,000      49,838,125
-----------------------------------------------------------------------------
 5.55%                                     04/06/01    25,000      24,862,500
-----------------------------------------------------------------------------
 5.05%                                     05/10/01    50,000      49,509,028
-----------------------------------------------------------------------------
 5.12%                                     05/11/01    50,000      49,495,111
-----------------------------------------------------------------------------
 5.07%                                     05/24/01   100,000      98,817,000
-----------------------------------------------------------------------------
 4.92%                                     05/30/01    50,000      49,385,000
-----------------------------------------------------------------------------
 5.06%                                     05/30/01    75,000      74,051,250
-----------------------------------------------------------------------------
Corporate Receivables Corp.
 5.44%                                     04/24/01    50,000      49,592,000
-----------------------------------------------------------------------------
 5.44%                                     04/25/01   100,000      99,168,889
-----------------------------------------------------------------------------

                                                       PAR
                                           MATURITY (000)(a)       VALUE
ASSET BACKED SECURITIES - MULTI-PURPOSE -
  (CONTINUED)

Edison Asset Securitization, L.L.C.
 5.58%                                     03/08/01 $  40,380 $    40,336,188
-----------------------------------------------------------------------------
 5.60%                                     03/09/01    50,222      50,159,501
-----------------------------------------------------------------------------
 5.62%                                     03/09/01   150,000     149,812,667
-----------------------------------------------------------------------------
 5.63%                                     03/09/01   115,000     114,856,121
-----------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.40%                                     05/03/01    18,412      18,238,007
-----------------------------------------------------------------------------
Monte Rosa Capital Corp.
 5.08%                                     04/26/01    54,000      53,573,280
-----------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.63%                                     03/01/01   100,000     100,000,000
-----------------------------------------------------------------------------
 5.65%                                     03/02/01   100,000      99,984,306
-----------------------------------------------------------------------------
 5.38%                                     05/25/01    37,560      37,082,884
-----------------------------------------------------------------------------
 4.93%                                     05/29/01   100,000      98,781,194
-----------------------------------------------------------------------------
 5.03%                                     08/01/01    11,090      10,852,924
-----------------------------------------------------------------------------
Sheffield Receivables Corp.
 5.39%                                     04/02/01    24,000      23,885,120
-----------------------------------------------------------------------------
Windmill Funding Corp.
 5.20%                                     04/19/01    50,000      49,646,111
=============================================================================
                                                                1,716,167,477
=============================================================================

ASSET BACKED SECURITIES - TRADE
 RECEIVABLES - 6.41%

Asset Securitization Cooperative Corp.
 5.15%                                     04/11/01   200,000     198,826,944
-----------------------------------------------------------------------------
Bills Securitization Ltd.
 6.51%                                     03/01/01   100,000     100,000,000
-----------------------------------------------------------------------------
 5.49%                                     04/06/01   150,000     149,176,500
-----------------------------------------------------------------------------
 5.47%                                     04/09/01   200,000     198,815,917
-----------------------------------------------------------------------------
 5.48%                                     04/23/01   100,000      99,193,222
-----------------------------------------------------------------------------
 5.23%                                     05/14/01   100,000      98,924,944
-----------------------------------------------------------------------------
 5.27%                                     06/01/01    36,000      35,515,161
-----------------------------------------------------------------------------
 5.20%                                     06/18/01   111,000     109,252,367
-----------------------------------------------------------------------------
 5.21%                                     07/06/01    50,000      49,081,014
-----------------------------------------------------------------------------
 5.23%                                     07/20/01    90,000      88,156,425
-----------------------------------------------------------------------------
 5.05%                                     08/03/01   125,000     122,282,118
-----------------------------------------------------------------------------
 4.78%                                     08/10/01   100,000      97,849,000
-----------------------------------------------------------------------------
 4.78%                                     08/24/01   188,000     183,606,649
-----------------------------------------------------------------------------

                                                  PAR
                                      MATURITY (000)(a)       VALUE
ASSET BACKED SECURITIES - TRADE
 RECEIVABLES - (CONTINUED)

Corporate Asset Funding Co.
 6.52%                                03/01/01 $ 100,000 $   100,000,000
------------------------------------------------------------------------
 5.47%                                04/04/01    19,900      19,797,194
------------------------------------------------------------------------
 5.50%                                04/06/01    47,000      46,741,500
------------------------------------------------------------------------
 5.43%                                04/18/01   100,000      99,276,000
------------------------------------------------------------------------
Eureka Securitization, Inc.
 5.60%                                03/02/01    75,000      74,988,333
------------------------------------------------------------------------
 5.52%                                04/06/01    50,000      49,724,000
------------------------------------------------------------------------
 5.48%                                04/12/01    20,000      19,872,133
------------------------------------------------------------------------
 5.51%                                04/20/01   100,000      99,234,722
------------------------------------------------------------------------
 5.40%                                05/02/01   100,000      99,070,000
------------------------------------------------------------------------
 5.12%                                05/11/01    60,000      59,394,133
========================================================================
                                                           2,198,778,276
========================================================================

BANKS (MAJOR REGIONAL) - 1.72%

Abbey National North America Corp.
 4.75%                                07/10/01   100,000      98,271,528
------------------------------------------------------------------------
Abbey National Treasury Services PLC
 (United Kingdom)
 5.02%                                07/30/01   100,000      97,894,389
------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)
 5.00%                                08/01/01    50,000      48,937,500
------------------------------------------------------------------------
 5.02%                                08/01/01    75,000      73,399,875
------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
 5.21%                                07/18/01   127,900     125,329,583
------------------------------------------------------------------------
Societe Generale (France)
 6.06%                                06/20/01   100,000      98,131,941
------------------------------------------------------------------------
Svenska Handelsbanken AB (Sweden)
 6.15%                                06/08/01    50,000      49,154,891
========================================================================
                                                             591,119,707
========================================================================

CONSUMER FINANCE - 4.57%

Bank One Financial Corp.
 5.25%                                05/24/01   100,000      98,775,000
------------------------------------------------------------------------
Ford Motor Credit Company
 5.61%                                04/04/01   200,000     198,940,333
------------------------------------------------------------------------
 5.51%                                04/12/01   100,000      99,357,166
------------------------------------------------------------------------
 6.38%                                05/04/01   200,000     197,731,556
------------------------------------------------------------------------

                                                  PAR
                                      MATURITY (000)(a)       VALUE
CONSUMER FINANCE - (CONTINUED)

General Motors Acceptance Corp.
 5.61%                                03/01/01 $ 150,000 $   150,000,000
------------------------------------------------------------------------
 5.63%                                03/01/01   275,000     275,000,000
------------------------------------------------------------------------
 5.27%                                04/02/01   150,000     149,297,802
------------------------------------------------------------------------
 5.29%                                04/02/01   275,000     273,707,794
------------------------------------------------------------------------
 5.45%                                04/16/01    73,800      73,286,065
------------------------------------------------------------------------
 5.05%                                08/06/01    50,000      48,891,806
========================================================================
                                                           1,564,987,522
========================================================================

FINANCIAL - DIVERSIFIED - 6.61%

Associates First Capital Corp.
 6.46%                                03/28/01   100,000      99,515,875
------------------------------------------------------------------------
BellSouth Capital Funding Corp.
 5.07%                                04/12/01    75,000      74,556,375
------------------------------------------------------------------------
CIT Group Inc.
 6.47%                                03/29/01   150,000     149,245,167
------------------------------------------------------------------------
Commerzbank U.S. Finance, Inc.
 5.24%                                05/01/01   100,000      99,112,111
------------------------------------------------------------------------
 5.12%                                06/01/01   100,000      98,691,556
------------------------------------------------------------------------
Diageo Capital PLC (United Kingdom)
 5.06%                                07/03/01    50,000      49,128,556
------------------------------------------------------------------------
General Electric Capital Corp.
 6.42%                                03/14/01   138,000     137,680,070
------------------------------------------------------------------------
 6.31%                                05/09/01   150,000     148,185,875
------------------------------------------------------------------------
 6.01%                                05/10/01   150,000     148,247,083
------------------------------------------------------------------------
General Electric Capital Services
 6.01%                                05/10/01    70,000      69,181,972
------------------------------------------------------------------------
 5.17%                                06/04/01   100,000      98,635,694
------------------------------------------------------------------------
National Rural Utilities Cooperative
 Finance Corp.
 5.13%                                04/17/01    80,000      79,464,200
------------------------------------------------------------------------
UBS Finance Delaware, Inc.
 6.20%                                05/08/01   100,000      98,828,889
------------------------------------------------------------------------
 5.34%                                05/29/01   100,000      98,679,833
------------------------------------------------------------------------
 5.06%                                07/06/01   100,000      98,214,944
------------------------------------------------------------------------
 4.79%                                07/16/01   200,000     196,354,278
------------------------------------------------------------------------
 5.02%                                08/03/01   100,000      97,840,764
------------------------------------------------------------------------

                                                   PAR
                                       MATURITY (000)(a)       VALUE
FINANCIAL - DIVERSIFIED - (CONTINUED)

ZCM Matched Funding Corp.
 5.47%                                 04/05/01 $ 100,000 $    99,468,194
-------------------------------------------------------------------------
 5.47%                                 04/10/01   155,000     154,057,944
-------------------------------------------------------------------------
 5.46%                                 04/19/01    50,000      49,628,417
-------------------------------------------------------------------------
 5.07%                                 04/27/01    77,400      76,778,672
-------------------------------------------------------------------------
 5.27%                                 05/18/01    46,200      45,672,473
=========================================================================
                                                            2,267,168,942
=========================================================================

INSURANCE (LIFE & HEALTH) - 0.58%

Prudential Funding Corp.
 5.60%                                 03/12/01   200,000     199,657,778
=========================================================================

INSURANCE (MULTI-LINE) - 0.15%

MetLife Funding Inc.
 5.58%                                 03/21/01    50,000      49,845,000
=========================================================================

INVESTMENT BANKING/BROKERAGE - 4.90%

Bear, Stearns & Co., Inc.
 5.52%                                 04/05/01   100,000      99,463,333
-------------------------------------------------------------------------
 5.48%                                 04/12/01   100,000      99,360,666
-------------------------------------------------------------------------
 5.66%(d)                              06/29/01   170,000     170,000,000
-------------------------------------------------------------------------
 5.07%                                 07/13/01   170,000     166,791,817
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.
 5.66%(d)                              07/19/01   150,000     150,000,000
-------------------------------------------------------------------------
 5.66%(d)                              08/24/01   100,000     100,000,000
-------------------------------------------------------------------------
Morgan Stanley Dean Witter
 4.90%                                 06/07/01   200,000     197,332,222
-------------------------------------------------------------------------
 5.64%(d)                              06/29/01   200,000     200,000,000
-------------------------------------------------------------------------
 5.66%(d)                              07/24/01   200,000     200,000,000
-------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
 6.51%                                 03/02/01   100,000      99,981,917
-------------------------------------------------------------------------
 5.42%                                 04/19/01   150,000     148,893,417
-------------------------------------------------------------------------
 5.42%                                 04/23/01    50,000      49,601,028
=========================================================================
                                                            1,681,424,400
=========================================================================
Total Financial                                            14,770,143,622
=========================================================================
TOTAL COMMERCIAL PAPER (Cost
 $15,242,135,357)                                          15,242,135,357
=========================================================================

BANK NOTES - 0.58%

Bank of America
 6.65%                                 03/20/01   100,000     100,000,000
-------------------------------------------------------------------------
National City Bank Cleveland
 6.98%                                 08/02/01   100,000      99,983,967
=========================================================================
Total Bank Notes (Cost $199,983,967)                          199,983,967
=========================================================================

                                                       PAR
                                           MATURITY (000)(a)       VALUE
CERTIFICATES OF DEPOSIT - 8.97%

Abbey National PLC (United Kingdom)
 5.58%                                     04/09/01 $ 100,000 $   100,000,000
-----------------------------------------------------------------------------
 7.33%                                     05/16/01    75,000      75,000,000
-----------------------------------------------------------------------------
 7.42%                                     05/21/01   100,000     100,000,000
-----------------------------------------------------------------------------
 5.36%                                     07/09/01   200,000     200,000,000
-----------------------------------------------------------------------------
Bank of Nova Scotia (Canada)
 5.68%                                     06/05/01   100,000     100,000,000
-----------------------------------------------------------------------------
Bayerische Hypo und Vereinsbank (Germany)
 5.68%                                     03/12/01   200,000     200,000,000
-----------------------------------------------------------------------------
 5.56%                                     04/11/01    50,000      50,000,000
-----------------------------------------------------------------------------
 6.04%                                     05/01/01   120,000     120,003,988
-----------------------------------------------------------------------------
Chase Bank
 5.17%                                     05/17/01   100,000     100,000,000
-----------------------------------------------------------------------------
Citibank Canada
 5.55%                                     04/25/01   100,000     100,001,507
-----------------------------------------------------------------------------
 5.55%                                     04/26/01   100,000     100,001,534
-----------------------------------------------------------------------------
 5.10%                                     06/04/01   200,000     200,010,411
-----------------------------------------------------------------------------
Danske Bank (Denmark)
 5.40%                                     06/11/01    50,000      50,000,000
-----------------------------------------------------------------------------
Deutsche Bank AG (Germany)
 6.33%                                     06/12/01   150,000     150,000,000
-----------------------------------------------------------------------------
Dresdner Bank (Germany)
 4.84%                                     08/28/01   175,000     175,029,904
-----------------------------------------------------------------------------
First Union National Bank
 5.71%(d)                                  02/06/02   156,000     156,000,000
-----------------------------------------------------------------------------
M&I Marshall & Isley Bank
 7.04%                                     07/17/01   100,000     100,007,562
-----------------------------------------------------------------------------
Societe Generale (France)
 6.95%                                     05/02/01    50,000      49,998,391
-----------------------------------------------------------------------------
Svenska Handelsbanken AB (Sweden)
 5.69%                                     06/05/01   100,000     100,000,000
-----------------------------------------------------------------------------
 5.40%                                     06/11/01   200,000     200,000,000
-----------------------------------------------------------------------------
 6.99%                                     07/17/01   100,000      99,994,631
-----------------------------------------------------------------------------
 5.32%                                     07/25/01   100,000     100,072,791
-----------------------------------------------------------------------------
Toronto Dominion Bank (Canada)
 5.61%                                     04/09/01   100,000     100,000,000
-----------------------------------------------------------------------------
 5.98%                                     06/05/01   100,000     100,000,000
-----------------------------------------------------------------------------

                                                        PAR
                                            MATURITY (000)(a)       VALUE
CERTIFICATES OF DEPOSIT - (CONTINUED)

UBS AG (Switzerland)
 6.36%                                      05/11/01 $ 150,000 $   150,000,000
------------------------------------------------------------------------------
 5.34%                                      07/25/01   100,000     100,000,000
==============================================================================
Total Certificates of Deposit (Cost
 $3,076,120,719)                                                 3,076,120,719
==============================================================================

CORPORATE BONDS & NOTES - 1.13%

B. Braun Medical Inc.; VRD Bonds (LOC -
  First Union National Bank)
 5.65%(e)                                   02/01/15    46,185      46,185,000
------------------------------------------------------------------------------
Belk, Inc.; VRD Bonds (LOC - First Union
 National Bank)
 5.65%(e)                                   07/01/08    63,200      63,200,000
------------------------------------------------------------------------------
Brosis Finance, LLC; VRD Bonds (LOC-Wacho-
 via Bank)
 5.28%(e)                                   09/01/19    19,700      19,700,000
------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
 Notes (LOC - Bank One)
 5.65%(e)                                   07/01/20    13,211      13,211,000
------------------------------------------------------------------------------
 5.65%(e)                                   09/01/20    17,700      17,700,000
------------------------------------------------------------------------------
 5.65%(e)                                   05/01/26     9,000       9,000,000
------------------------------------------------------------------------------
Chatham Capital Corp.; VRD Notes (LOC-Bank
 One)
 5.65%(e)                                   07/01/20    17,000      17,000,000
------------------------------------------------------------------------------
Foxworth-Galbraith Lumber Co.; Floating
 Rate Notes (LOC - Bank One)
 5.65%(e)                                   04/01/21    29,630      29,630,000
------------------------------------------------------------------------------
Gulf States Paper Corp.; VRD Bonds (LOC -
  Wachovia Bank)
 5.28%(e)                                   11/01/18    25,000      25,000,000
------------------------------------------------------------------------------
Los Angeles County Fair Association; VRD
 Bonds
 (LOC - Allied Irish Bank Group)
 5.45%(e)                                   11/01/16    22,200      22,200,000
------------------------------------------------------------------------------
Merck & Co. Inc., Variable Rate Notes,
 5.10%(f)                                   02/22/02    40,000      40,000,000
------------------------------------------------------------------------------
Racetrac Capital LLC; VRD Bonds (LOC - Re-
 gions Financial Corp.)
 5.60%(e)                                   09/01/20    18,700      18,700,000
------------------------------------------------------------------------------
Southeastern Retirement Association Tax,
 Inc.; VRD Bonds
 (LOC - First Union National Bank)
 5.65%(e)                                   08/01/19    34,105      34,105,000
------------------------------------------------------------------------------
TP Racing LLP; Floating Rate Notes (LOC -
  Bank One)
 5.65%(e)                                   06/01/30    28,890      29,890,000
==============================================================================
Total Corporate Bonds & Notes (Cost
 $385,521,000)                                                     385,521,000
==============================================================================

LOAN PARTICIPATION NOTES - 0.32%

National Rural Utilities Cooperative Fi-
 nance Corp.
 6.48%                                      03/26/01    75,000      75,000,000
------------------------------------------------------------------------------
 5.47%                                      04/20/01    35,000      35,000,000
==============================================================================
Total Loan Participation Notes (Cost
 $110,000,000)                                                     110,000,000
==============================================================================

                                                         PAR
                                             MATURITY (000)(a)       VALUE
MASTER NOTE AGREEMENTS - 5.78%

Liquid Asset Backed Securities Trust
 5.53%(g)                                    11/28/01 $ 235,200 $   235,200,357
-------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 5.75%(h)                                    08/20/01   523,500     523,500,000
-------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
 5.69%(g)                                    05/01/01   270,000     270,000,000
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 5.66%(i)                                    03/01/01   951,600     951,600,000
===============================================================================
Total Master Note Agreements (Cost
 $1,980,300,357)                                                  1,980,300,357
===============================================================================

MEDIUM TERM NOTES - 4.25%

AT&T Corp.
 6.67%                                       03/08/01    75,000      75,000,000
-------------------------------------------------------------------------------
 5.70%(j)                                    07/13/01    75,000      75,000,000
-------------------------------------------------------------------------------
 5.61%(b)                                    07/19/01    90,000      90,000,000
-------------------------------------------------------------------------------
Credit Suisse First Boston International
 5.70%(c)                                    11/08/01    50,000      49,996,548
-------------------------------------------------------------------------------
General Motors Acceptance Corp.
 5.80%(c)                                    05/03/01    50,000      50,007,852
-------------------------------------------------------------------------------
Merrill Lynch & Co.
 5.65%(c)                                    03/09/01   100,000      99,999,565
-------------------------------------------------------------------------------
 5.64%(c)                                    04/16/01    70,000      69,997,389
-------------------------------------------------------------------------------
 7.12%                                       07/24/01   100,000     100,000,000
-------------------------------------------------------------------------------
 5.71%(c)                                    09/10/01    30,000      30,009,595
-------------------------------------------------------------------------------
 5.76%(c)                                    11/05/01    60,000      60,047,156
-------------------------------------------------------------------------------
 5.66%(c)                                    02/05/02   200,000     199,991,301
-------------------------------------------------------------------------------
National Rural Utilities Corp.
 6.54%(k)                                    06/15/01   200,000     200,159,740
-------------------------------------------------------------------------------
Unilever Capital Corp.
 6.71%(k)                                    09/07/01   180,000     180,000,000
-------------------------------------------------------------------------------
Variable Funding Corp.
 5.54%(b)                                    03/14/01   175,000     174,999,411
===============================================================================
Total Medium Term Notes (Cost
 $1,455,208,557)                                                  1,455,208,557
===============================================================================

MUNICIPAL BONDS - 1.40%

Baptist Health System of South Florida; VRD
 RB
 5.50%(d)(k)                                 05/15/17    18,310      18,310,000
-------------------------------------------------------------------------------
 5.50%(d)(k)                                 05/15/25    23,500      23,500,000
-------------------------------------------------------------------------------
BMC Special Care Facilities; VRD RB
 5.60%(d)(k)                                 11/15/29    19,800      19,800,000
-------------------------------------------------------------------------------

                                                         PAR
                                             MATURITY (000)(a)       VALUE
MUNICIPAL BONDS - (CONTINUED)

California Housing Financing Agency; VRD RB
 5.45%(d)(k)                                 08/01/12    45,895      45,895,000
-------------------------------------------------------------------------------
 5.50%(d)(k)                                 02/01/17    68,100      68,100,000
-------------------------------------------------------------------------------
 5.45%(d)(k)                                 08/01/31    26,000      26,000,000
-------------------------------------------------------------------------------
Catholic Health Initiatives; VRD RB
 5.60%(d)(k)                                 12/01/27    26,000      26,000,000
-------------------------------------------------------------------------------
Connecticut State Housing Financing Author-
 ity; VRD RB
 5.57%(d)(k)                                 11/15/16    47,520      47,520,000
-------------------------------------------------------------------------------
Florida Housing Finance Corp.; VRD RB
 5.55%(d)                                    01/01/45    28,000      28,000,000
-------------------------------------------------------------------------------
Miami Dade County Industrial Development
 Authority; VRD RB (LOC - Societe Generale)
 5.40%(d)(k)                                 07/01/22    21,500      21,500,000
-------------------------------------------------------------------------------
Michigan State Housing Development Authori-
 ty; VRD RB
 5.50%(d)(k)                                 12/01/20    25,000      25,000,000
-------------------------------------------------------------------------------
Missouri State Development Finance Board;
 VRD RB (LOC - Firstar Bank)
 5.65%(d)                                    12/01/05    15,000      15,000,000
-------------------------------------------------------------------------------
New Orleans (City of) Pension; VRD RB
 5.60%(d)(k)                                 09/01/30    75,360      75,360,000
-------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
 VRD RB
 5.60%(d)(k)                                 12/01/34    15,000      15,000,000
-------------------------------------------------------------------------------
Texas (State of) Veteran's Housing Assis-
 tance Program; Unlimited Tax GO
 5.45%(d)                                    12/01/29    25,000      25,000,000
===============================================================================
Total Municipal Bonds (Cost $479,985,000)                           479,985,000
===============================================================================

PROMISSORY NOTES - 4.23%

Goldman Sachs Group, L.P.
 6.53%                                       04/13/01   100,000     100,000,000
-------------------------------------------------------------------------------
 6.35%                                       04/26/01   250,000     250,000,000
-------------------------------------------------------------------------------
 6.33%                                       04/27/01   100,000     100,000,000
-------------------------------------------------------------------------------
 6.54%                                       05/10/01   100,000     100,000,000
-------------------------------------------------------------------------------
 6.72%                                       05/15/01   300,000     300,000,000
-------------------------------------------------------------------------------
 6.49%                                       05/18/01   100,000     100,000,000
-------------------------------------------------------------------------------
 5.32%                                       06/25/01   200,000     200,000,000
-------------------------------------------------------------------------------
 6.19%                                       07/20/01    98,500      98,500,000
-------------------------------------------------------------------------------
 5.28%                                       07/23/01   200,000     200,000,000
===============================================================================
Total Promissory Notes (Cost
 $1,448,500,000)                                                  1,448,500,000
===============================================================================

                                                         PAR
                                             MATURITY (000)(a)       VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 0.64%

Federal Home Loan Bank Notes - 0.51%
 5.39%                                       01/17/02 $ 138,000 $   138,000,000
-------------------------------------------------------------------------------
 5.41%                                       01/17/02    38,250      38,250,000
===============================================================================
                                                                    176,250,000
===============================================================================

Federal National Mortgage Association - 0.13%
Pass Through Certificates Wesley Commercial
 and Residential Security Funding
 5.75%                                       03/29/01    43,648      43,647,905
===============================================================================
Total U.S. Government Agency Securities
 (Cost $219,897,905)                                                219,897,905
===============================================================================

TIME DEPOSITS - 22.58%

Banque Bruxelles Lambert-London (Belgium)
 5.56%                                       03/01/01 1,450,000   1,450,000,000
-------------------------------------------------------------------------------
Chase Bank-London
 5.63%                                       03/01/01   540,520     540,520,035
-------------------------------------------------------------------------------
Credit Suisse First Boston-Cayman (Switzer-
 land)
 5.54%                                       03/01/01   500,000     500,000,000
-------------------------------------------------------------------------------
 5.50%                                       03/20/01   500,000     500,000,000
-------------------------------------------------------------------------------
Danske Bank-Cayman (Denmark)
 5.59%                                       03/01/01   500,000     500,000,000
-------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
 5.53%                                       03/01/01   400,000     400,000,000
-------------------------------------------------------------------------------
 5.56%                                       03/01/01   100,000     100,000,000
-------------------------------------------------------------------------------
 5.59%                                       03/01/01   200,000     200,000,000
-------------------------------------------------------------------------------
Deutsche Bank-Toronto (Germany)
 5.59%                                       03/01/01   750,000     750,000,000
-------------------------------------------------------------------------------
Dexia Banque Belgique-Cayman (Belgium)
 5.59%                                       03/01/01   500,000     500,000,000
-------------------------------------------------------------------------------
Firstar Bank, N.A.-Cayman
 5.53%                                       03/01/01 1,200,000   1,200,000,000
-------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
 5.57%                                       03/01/01   500,000     500,000,000
-------------------------------------------------------------------------------
Svenska Handelsbanken AB-Cayman (Sweden)
 5.63%                                       03/08/01   300,000     300,000,000
-------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
 5.56%                                       03/01/01   300,000     300,000,000
===============================================================================
Total Time Deposits (Cost $7,740,520,035)                         7,740,520,035
===============================================================================

                                                     PAR
                                         MATURITY (000)(a)       VALUE
REPURCHASE AGREEMENTS(l) - 8.16%

Bank One Capital Markets, Inc.
 5.48%(m)                                03/01/01 $  76,000 $    76,000,000
------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
 5.50%(n)                                03/01/01    53,316      53,315,582
------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
 5.48%(o)                                03/01/01   750,000     750,000,000
------------------------------------------------------------------------------
Chase Securities Inc.
 5.48%(p)                                03/01/01   497,250     497,250,000
------------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
 5.48%(q)                                03/01/01   150,000     150,000,000
------------------------------------------------------------------------------
First Union Capital Markets
 5.48%(r)                                03/01/01    26,000      26,000,000
------------------------------------------------------------------------------
Societe Generale Cowen Security Corp.
 (France)
 5.48%(s)                                03/01/01   500,000     500,000,000
------------------------------------------------------------------------------
State Street Bank & Trust
 5.38%                                   03/01/01   154,219     154,219,398
------------------------------------------------------------------------------
UBS Warburg (Switzerland)
 5.48%(u)                                03/01/01   588,463     588,463,460
------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 (Germany)
 5.48%(v)                                03/01/01     1,000       1,000,000
==============================================================================
Total Repurchase Agreements (Cost
 $2,796,248,440)                                              2,796,248,440
==============================================================================
TOTAL INVESTMENTS (COST
 $2,796,248,440) - 102.51%                                    2,796,248,440(w)
==============================================================================
OTHER ASSETS LESS LIABILITIES - (2.51)%                        (859,379,272)
==============================================================================
NET ASSETS - 100.00%                                        $34,275,042,065
______________________________________________________________________________
==============================================================================

INVESTMENT ABBREVIATIONS:
GO  General Obligation Bond
LOC Letter of Credit
RB  Revenue Bond
VRD Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Dollar denominated security unless otherwise indicated.
(b) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/01.
(d) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/01.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(f) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value at 02/28/01 represented 0.12% of the Fund's net assets.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/01.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/01.
(i) Master Note Purchase Agreement may be terminated by either party upon seven business days prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/01.
(j) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/01.
(k) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., Financial Security Assurance, or Morgan Guaranty Trust.
(l) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(m) Joint repurchase agreement entered into 02/28/01 with a maturing value of $150,022,833. Collateralized by $157,460,000 U.S. Government obligations, 0% to 7.00% due 03/01/01 to 05/27/09 with an aggregate market value at 02/28/01 of $153,003,819.
(n) Joint repurchase agreement entered into 02/28/01 with a maturing value of $407,756,364. Collateralized by $393,736,000 U.S. Government obligations, 0% to 7.25% due 04/05/01 to 05/15/30 with an aggregate market value at 02/28/01 of $415,848,487.
(o) Joint repurchase agreement entered into 02/28/01 with a maturing value of $1,000,152,222. Collateralized by $1,000,157,000 U.S. Government
    obligations, 0% to 7.55% due 03/06/01 to 01/15/30 with an aggregate market value at 02/28/01 of $1,020,000,862.
(p) Joint repurchase agreement entered into 02/28/01 with a maturing value of $500,076,111. Collateralized by $535,304,714 U.S. Government obligations, 5.50% to 9.50% due 12/01/04 to 02/01/31 with an aggregate market value at 02/28/01 of $510,003,577.
(q) Repurchase agreement entered into 02/28/01 with a maturing value of $150,022,833. Collateralized by $167,323,333 U.S. Government obligations, 0% to 8.44% due 03/09/01 to 04/15/42 with an aggregate market value at 02/28/01 of $153,000,329.
(r) Joint repurchase agreement entered into 02/28/01 with a maturing value of $100,015,222. Collateralized by $100,376,000 U.S. Government obligations, 0% to 6.38% due 03/20/01 to 08/06/38 with an aggregate market value at 02/28/01 of $102,000,630.
(s) Repurchase agreement entered into 02/28/01 with a maturing value of $500,076,111. Collateralized by $622,821,396 U.S. Government obligations, 0% to 7.50% due 04/24/01 to 11/15/30 with an aggregate market value at 02/28/01 of $513,789,066.
(t) Joint repurchase agreement entered into 02/28/01 with a maturing value of $275,041,097. Collateralized by $214,445,000 U.S. Government obligations, 8.13% due 08/15/19 with an aggregate market value at 02/28/01 of $280,618,147.
(u) Joint repurchase agreement entered into 02/28/01 with a maturing value of $1,000,152,222. Collateralized by $2,182,936,194 U.S. Government
    obligations, 5.50% to 9.50% due 12/15/01 to 02/15/31 with an aggregate market value at 02/28/01 of $1,020,000,459.
(v) Joint repurchase agreement entered into 02/28/01 with a maturing value of $75,011,417. Collateralized by $78,005,000 U.S. Government obligations, 5.25% to 7.10% due 02/15/05 to 08/27/14 with an aggregate market value at 02/28/01 of $78,938,952.
(w) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $32,338,172,897
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          2,796,248,440
-----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                     140,000
-----------------------------------------------------------------------------
 Interest                                                         102,707,076
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             154,104
-----------------------------------------------------------------------------
Other assets                                                        1,602,074
=============================================================================
  Total assets                                                 35,239,024,591
=============================================================================

LIABILITIES:

Payables for:
 Investments purchased                                            821,277,124
-----------------------------------------------------------------------------
 Amount due custodian bank                                             15,078
-----------------------------------------------------------------------------
 Dividends                                                        140,353,807
-----------------------------------------------------------------------------
 Deferred compensation plan                                           154,104
-----------------------------------------------------------------------------
Accrued administrative services fees                                   84,530
-----------------------------------------------------------------------------
Accrued distribution fees                                             804,504
-----------------------------------------------------------------------------
Accrued directors' fees                                                12,245
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           481,734
-----------------------------------------------------------------------------
Accrued operating expenses                                            799,400
=============================================================================
  Total liabilities                                               963,982,526
=============================================================================
Net assets applicable to shares outstanding                   $34,275,042,065
=============================================================================

NET ASSETS:

Institutional Class                                           $25,316,176,187
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $ 1,141,356,338
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    16,989,410
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 6,819,333,648
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $     2,805,814
_____________________________________________________________________________
=============================================================================
Resource Class                                                $   978,380,668
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            25,316,007,534
_____________________________________________________________________________
=============================================================================
Private Investment Class                                        1,141,350,409
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          16,989,684
_____________________________________________________________________________
=============================================================================
Cash Management                                                 6,819,291,073
_____________________________________________________________________________
=============================================================================
Reserve Class                                                       2,813,245
_____________________________________________________________________________
=============================================================================
Resource Class                                                    978,380,775
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                            $1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2001
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $885,916,557
===================================================================

EXPENSES:

Advisory fees                                           20,575,646
-------------------------------------------------------------------
Administrative services fees                               477,416
-------------------------------------------------------------------
Custodian fees                                             740,473
-------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                2,442,930
-------------------------------------------------------------------
 Personal Investment Class                                  63,748
-------------------------------------------------------------------
 Cash Management Class                                   2,316,053
-------------------------------------------------------------------
 Reserve Class                                              10,965
-------------------------------------------------------------------
 Resource Class                                            978,889
-------------------------------------------------------------------
Transfer agent fees                                      2,247,730
-------------------------------------------------------------------
Registration and filing fees                             1,756,878
-------------------------------------------------------------------
Directors' fees                                             40,458
-------------------------------------------------------------------
Other                                                      412,114
===================================================================
 Total expenses                                         32,063,300
===================================================================
Less:Fees waived                                       (14,495,067)
===================================================================
 Net expenses                                           17,568,233
===================================================================
Net investment income                                  868,348,324
===================================================================
Net realized gain from investment securities                12,261
===================================================================
Net increase in net assets resulting from operations  $868,360,585
___________________________________________________________________
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2001 and the year ended August 31, 2000 (Unaudited)


                                               FEBRUARY 28,      AUGUST 31,
                                                   2001             2000
                                              ---------------  ---------------
OPERATIONS:

 Net investment income                        $   868,348,324  $ 1,090,644,299
-------------------------------------------------------------------------------
 Net realized gain from investment securities          12,261          154,297
===============================================================================
  Net increase in net assets resulting from
   operations                                     868,360,585    1,090,798,596
===============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                             (663,024,587)    (819,063,962)
-------------------------------------------------------------------------------
 Private Investment Class                         (29,610,631)     (42,833,302)
-------------------------------------------------------------------------------
 Personal Investment Class                           (500,156)        (381,558)
-------------------------------------------------------------------------------
 Cash Management Class                           (144,888,806)    (179,752,801)
-------------------------------------------------------------------------------
 Reserve Class                                        (60,743)         (31,155)
-------------------------------------------------------------------------------
 Resource Class                                   (30,263,401)     (48,581,521)
-------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                            7,963,151,193   12,810,951,839
-------------------------------------------------------------------------------
 Private Investment Class                         189,069,696      686,248,372
-------------------------------------------------------------------------------
 Personal Investment Class                          2,810,348       13,185,345
-------------------------------------------------------------------------------
 Cash Management Class                          3,290,917,096    2,449,622,086
-------------------------------------------------------------------------------
 Reserve Class                                        318,803        2,494,442
-------------------------------------------------------------------------------
 Resource Class                                  (124,118,223)     795,729,159
===============================================================================
  Net increase in net assets                   11,322,161,174   16,758,385,540
===============================================================================

NET ASSETS:

 Beginning of period                           22,952,880,891    6,194,495,351
===============================================================================
 End of period                                $34,275,042,065  $22,952,880,891
_______________________________________________________________________________
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)   $34,274,832,720  $22,952,683,807
-------------------------------------------------------------------------------
 Undistributed net realized gain from
  investment securities                               209,345          197,084
===============================================================================
                                              $34,275,042,065  $22,952,880,891
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of two separate portfolios. The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. During the six months ended February 28, 2001, AIM waived fees of $13,031,242.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2001, AIM was paid $477,416 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2001, AFS was paid $1,991,503 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, and 0.80%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2001, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,465,758, $42,499, $1,852,842, $8,772 and $978,889, respectively, as compensation under the Plan and FMC waived fees of $1,463,825.
 Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.
 During the six months ended February 28, 2001, the Fund paid legal fees of $24,194 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the six months ended February 28, 2001 and the year ended August 31, 2000 were as follows:

                                      2001                                2000
                        ----------------------------------  ----------------------------------
                             SHARES            AMOUNT            SHARES            AMOUNT
                        ----------------  ----------------  ----------------  ----------------
Sold:
  Institutional Class    156,081,728,703  $156,081,728,703   276,810,497,861  $276,810,497,861
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                   6,717,690,755     6,717,690,755     9,480,135,664     9,480,135,664
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class                      40,932,209        40,932,209        49,930,354        49,930,354
-----------------------------------------------------------------------------------------------
  Cash Management Class   37,677,779,372    37,677,779,372    45,189,142,640    45,189,142,640
-----------------------------------------------------------------------------------------------
  Reserve Class*              10,284,219        10,284,219         9,708,124         9,708,124
-----------------------------------------------------------------------------------------------
  Resource Class           4,521,344,108     4,521,344,108     9,161,613,669     9,161,613,669
-----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        112,957,316       112,957,316       121,655,567       121,655,567
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                       5,802,799         5,802,799         7,609,919         7,609,919
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class                         392,195           392,195           236,684           236,684
-----------------------------------------------------------------------------------------------
  Cash Management Class       99,384,000        99,384,000       108,025,697       108,025,697
-----------------------------------------------------------------------------------------------
  Reserve Class*                  33,321            33,321             4,324             4,324
-----------------------------------------------------------------------------------------------
  Resource Class              31,189,568        31,189,568        42,938,412        42,938,412
-----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (148,231,534,826) (148,231,534,826) (264,121,201,589) (264,121,201,589)
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                  (6,534,423,858)   (6,534,423,858)   (8,801,497,211)   (8,801,497,211)
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class                     (38,514,056)      (38,514,056)      (36,981,693)      (36,981,693)
-----------------------------------------------------------------------------------------------
  Cash Management Class  (34,486,246,276)  (34,486,246,276)  (42,847,546,251)  (42,847,546,251)
-----------------------------------------------------------------------------------------------
  Reserve Class*              (9,998,737)       (9,998,737)       (7,218,006)       (7,218,006)
-----------------------------------------------------------------------------------------------
  Resource Class          (4,676,651,899)   (4,676,651,899)   (8,408,822,922)   (8,408,822,922)
===============================================================================================
                          11,322,148,913  $ 11,322,148,913    16,758,231,243  $ 16,758,231,243
_______________________________________________________________________________________________
===============================================================================================

* The Reserve Class commenced sales on January 14, 2000.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                    PRIVATE INVESTMENT CLASS
                         ----------------------------------------------------
                                                                               FEBRUARY 16,
                                                                                   1996
                          SIX MONTHS                                            (DATE SALES
                            ENDED              YEAR ENDED AUGUST 31,            COMMENCED)
                         FEBRUARY 28,    ------------------------------------  TO AUGUST 31,
                             2001          2000      1999     1998     1997        1996
                         ------------    --------  --------  -------  -------  -------------
Net asset value,
 beginning of period      $     1.00     $   1.00  $   1.00  $  1.00  $  1.00     $  1.00
---------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income          0.03         0.06      0.05     0.05     0.05        0.03
---------------------------------------------------------------------------------------------
Less distributions from
 net investment income         (0.03)       (0.06)    (0.05)   (0.05)   (0.05)      (0.03)
---------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $     1.00     $   1.00  $   1.00  $  1.00  $  1.00     $  1.00
---------------------------------------------------------------------------------------------
Total return(a)                 2.94%        5.81%     4.85%    5.43%    5.27%       2.74%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $1,141,356     $952,177  $266,031  $70,058  $70,856     $44,981
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to
 average net assets
 With fee waivers               0.40%(b)     0.39%     0.39%    0.38%    0.36%       0.32%(c)
---------------------------------------------------------------------------------------------
 Without fee waivers            0.69%(b)     0.69%     0.68%    0.68%    0.68%       0.69%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment
 income to average net
 assets                         6.04%(b)     5.74%     4.72%    5.29%    5.16%       5.04%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $985,270,083.
(c) Annualized.

NOTE 6 - CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Directors of the Company, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Tait, Weller & Baker as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended August 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended August 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended August 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
 Neither the Fund nor anyone on its behalf consulted with Tait, Weller & Baker at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                             DIRECTORS
Bruce L. Crockett                                     Carl Frischling
Owen Daly II                                         Robert H. Graham        Short-Term
Albert R. Dowden                                   Prema Mathai-Davis        Investments Co.
Edward K. Dunn, Jr.                                  Lewis F. Pennock        (STIC)
Jack M. Fields                                         Louis S. Sklar

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer        Liquid
Melville B. Cox                                        Vice President        Assets
Karen Dunn Kelley                                      Vice President        Portfolio
Mary J. Benson         Assistant Vice President & Assistant Treasurer        -------------------------------------------------
Sheri Steward Morris   Assistant Vice President & Assistant Treasurer        Private                                    SEMI-
Juan E. Cabrera                                   Assistant Secretary        Investment                                 ANNUAL
Jim Coppedge                                      Assistant Secretary        Class                                      REPORT
Renee A. Friedli                                  Assistant Secretary
P. Michelle Grace                                 Assistant Secretary
John H. Lively                                    Assistant Secretary                                        FEBRUARY 28, 2001
Nancy L. Martin                                   Assistant Secretary
Ofelia M. Mayo                                    Assistant Secretary
Lisa A. Moss                                      Assistant Secretary
Kathleen J. Pflueger                              Assistant Secretary
Stephen R. Rimes                                  Assistant Secretary
Timothy D. Yang                                   Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO DIRECTORS
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

LAP-SAR-2